Income taxes - Expense (benefit) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income before income taxes	$ 39,991	$ 21,417
Tax rate	26.50%	27.00%
Expected expense	$ 10,598	$ 5,783
(Decrease) increase related to:
Impact of enacted future statutory income tax rates	(5,797)	0
Rate differential on equity earnings in affiliates and joint ventures	(859)	0
Other	(1,097)	313
Deferred income tax expense	2,845	6,096
Current income tax expense	13	0
Total income tax expense	$ 2,858	$ 6,096